Other Expense	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Other Expense

27. Other Expense

	Year ended December 31,
	2025	2024
Transaction and integration costs	$(2,198)	$(3,862)
Gain on bargain purchase of Florida Canyon Gold Inc.	—	14,181
Gain on debt modification	—	1,513
Non-deductible tax charges	(1,044)	—
Change in estimated reclamation provision (Note 15)	(232)	(477)
Gain (loss) on disposal of mineral properties, plant and equipment (Note 11)	(239)	109
Other (expense) income	(362)	110
	$(4,075)	$11,574